INVENTORIES	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
INVENTORIES [Text Block]

12. INVENTORIES

	As at December 31,
	2020	2019
Ore stockpiles	21,946	6,657
Copper contained in concentrate	7,948	9,055
Molybdenum concentrate	398	230
Materials and supplies	28,549	27,678
	58,841	43,620

During the year ended December 31, 2020, the Company recorded an impairment of $5,353 (2019: $5,830) to adjust the carrying value of ore stockpiles to net realizable value, of which $2,216 (2019: $2,398) is recorded in depletion and amortization and the balance in production costs.